Income taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Beginning balance	$ 89,033	$ 61,456
Additions	37,391	27,639
Reductions	0	(62)
Ending valuation allowance	$ 126,424	$ 89,033